Document and Entity Information - USD ($)	9 Months Ended
	Sep. 30, 2015	Jun. 30, 2014
Document and Entity Information:
Entity Registrant Name	E-Qure Corp.
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Trading Symbol	equr
Amendment Flag	false
Entity Central Index Key	0001563536
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	22,012,562
Entity Public Float		$ 2,358,266
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY